PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$25,445	$20,036
Leasehold improvements	5,424	3,386
Office furniture and equipment	3,407	2,617

	34,276	26,039
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	16,508	12,765
Leasehold improvements	2,442	1,961
Office furniture and equipment	2,797	1,490

	21,747	16,216

Depreciated cost	$12,529	$9,823

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 were $4,119, $3,249 and $2,746, respectively.

In 2014, the Company commenced a project for a global roll-out of its Enterprise Resource Planning systems ("ERP"). The Company capitalizes costs incurred related to the system according to ASC 350-40 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". As of December 31, 2015, the Company capitalized an amount of $3,774, which is included in "Computers, software, manufacturing, laboratory equipment and demonstration equipment". In 2016, the Company did not capitalize Computer Software Developed costs.